BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Cash, Cash Equivalents and Investments [Table Text Block]
The following table provides a summary of cash, cash equivalents, restricted cash and restricted cash equivalents that constitute the total amounts shown in the consolidated statements of cash flows (in millions):

	December 31, 2018	December 31, 2017	December 31, 2016
Cash and cash equivalents	$9,077	$6,102	$8,555
Cash and cash equivalents included in assets held for sale	—	13	49
Cash and cash equivalents included in other assets[1]	241	258	246
Cash, cash equivalents, restricted cash and restricted cash equivalents	$9,318	$6,373	$8,850
[1] Amounts represent cash and cash equivalents in our solvency capital portfolio set aside primarily to cover pension obligations in certain of our European and Canadian pension plans. Refer to Note 4.

Activity in allowance for doubtful accounts
Activity in the allowance for doubtful accounts was as follows (in millions):

Year Ended December 31,	2018	2017	2016
Balance at beginning of year	$493	$466	$352
Net charges to costs and expenses[1]	31	32	126
Write-offs	(9)	(12)	(10)
Other[2]	(14)	7	(2)
Balance at end of year	$501	$493	$466

[1]	The 2016 amount was primarily related to concentrate sales receivables from our bottling partner in Venezuela. See "Hyperinflationary Economies" discussion below for additional information.
[2] Other includes foreign currency translation adjustments and the impact of reclassifying certain assets to assets held for sale. Refer to Note 2.